UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                    ________

                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2016

                    DATE OF REPORTING PERIOD: JUNE 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

                RIVERPARK                            RiverPark Large Growth Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Description                                         Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 98.8%**
  Consumer Discretionary -- 24.9%
    Amazon.com*                                     1,936         $    1,386
    CarMax*                                        58,492              2,868
    Chipotle Mexican Grill, Cl A*                   3,369              1,357
    Dollar Tree*                                   23,706              2,234
    Dollarama^                                     15,126              1,056
    Las Vegas Sands                                54,074              2,351
    Priceline Group*                                1,936              2,417
    Starbucks                                      17,992              1,028
    Walt Disney                                    19,793              1,936
                                                                  ----------
                                                                      16,633
                                                                  ----------
  Energy -- 6.4%
    EOG Resources                                  14,266              1,190
    Schlumberger                                   23,023              1,821
    Southwestern Energy*                          100,601              1,265
                                                                  ----------
                                                                       4,276
                                                                  ----------

  Financials -- 34.4%
    Affiliated Managers Group*                      8,302              1,169
    American Tower REIT, Cl A                      23,793              2,703
    BlackRock, Cl A                                 3,377              1,157
    CBRE Group, Cl A*                              82,543              2,186
    Charles Schwab                                 77,148              1,952
    CME Group, Cl A                                25,290              2,463
    Equinix REIT                                    6,834              2,650
    Intercontinental Exchange                       4,857              1,243
    Realogy Holdings*                              94,927              2,755
    TD Ameritrade Holding                          71,246              2,029
    The Blackstone Group LP (a)                   107,638              2,641
                                                                  ----------
                                                                      22,948
                                                                  ----------
  Health Care -- 6.3%
    Align Technology*                              10,608                855
    Illumina*                                       4,805                674
    Intuitive Surgical*                             1,762              1,165
    Perrigo                                        17,024              1,544
                                                                  ----------
                                                                       4,238
                                                                  ----------
  Information Technology -- 25.8%
    Adobe Systems*                                 10,815              1,036
    Alliance Data Systems*                         11,972              2,346
    Alphabet, Cl A*                                 2,350              1,653
    Alphabet, Cl C*                                 2,421              1,676
    Apple                                          29,452              2,815
    eBay*                                          29,578                692
    Facebook, Cl A*                                22,407              2,561
    Mastercard, Cl A                               20,066              1,767
    Trimble Navigation*                            33,565                818
    Visa, Cl A                                     25,014              1,855
                                                                  ----------
                                                                      17,219
                                                                  ----------

--------------------------------------------------------------------------------
Description                                     Shares            Value (000)
--------------------------------------------------------------------------------
  Materials -- 1.0%
    Monsanto                                    6,600             $      683
                                                                  ----------
Total Common Stock
  (Cost $61,829) (000)                                                65,997
                                                                  ----------
Total Investments -- 98.8%
  (Cost $61,829) (000) +                                          $   65,997
                                                                  ==========

As of June 30, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $66,766 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
(a) Security considered Master Limited Partnership. At June 30, 2016, these securities amounted to $2,641 (000) or 4.0% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2016, the tax basis cost of the Fund's investments was $61,829
     (000) and the unrealized appreciation and depreciation were $10,273 (000) and ($6,105) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



PF-QH-001-1200

                RIVERPARK                              RiverPark/Wedgewood Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                         Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 92.1%**
  Consumer Discretionary -- 14.4%
    LKQ*                                          1,981,000      $    62,798
    Priceline Group*                                 72,000           89,885
    Ross Stores                                     771,000           43,708
    TJX                                             443,000           34,213
                                                                  ----------
                                                                     230,604
                                                                  ----------
  Consumer Staples -- 11.2%
    Kraft Heinz                                   1,264,000          111,839
    Mead Johnson Nutrition, Cl A                    734,000           66,610
                                                                  ----------
                                                                     178,449
                                                                  ----------
  Energy -- 9.2%
    Core Laboratories                              467,500            57,919
    Schlumberger                                 1,127,000            89,123
                                                                  ----------
                                                                     147,042
                                                                  ----------
  Financials -- 11.6%
    Berkshire Hathaway, Cl B*                      984,000           142,473
    Charles Schwab                               1,660,200            42,020
                                                                  ----------
                                                                     184,493
                                                                  ----------
  Health Care -- 4.7%
    Express Scripts Holding*                       991,000            75,118
                                                                  ----------
  Industrials -- 9.7%
    Stericycle*                                    845,000            87,981
    Verisk Analytics, Cl A*                        821,000            66,567
                                                                  ----------
                                                                     154,548
                                                                  ----------
  Information Technology -- 31.3%
    Alphabet, Cl A*                                 90,000            63,318
    Apple                                        1,496,000           143,018
    Cognizant Technology Solutions,
      Cl A*                                      1,758,000           100,628
    PayPal Holdings*                             1,693,000            61,811
    QUALCOMM                                     1,222,000            65,462
    Visa, Cl A                                     881,000            65,344
                                                                  ----------
                                                                     499,581
                                                                  ----------
Total Common Stock
  (Cost $1,233,078) (000)                                          1,469,835
                                                                  ----------
Total Investments -- 92.1%
  (Cost $1,233,078) (000) +                                       $1,469,835
                                                                  ==========

As of June 30, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $1,596,082 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

+ At June 30, 2016, the tax basis cost of the Fund's investments was $1,233,078 (000) and the unrealized appreciation and depreciation were $259,681 (000) and ($22,924) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




PF-QH-001-1200

                RIVERPARK                   RiverPark Short Term High Yield Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 73.2%
  Consumer Discretionary -- 12.1%
    Accuride
       9.500%, 08/01/18                           $ 13,791        $   12,842
    Affinity Gaming
       9.000%, 05/15/18                             45,465            46,488
    Cablevision Systems
       8.625%, 09/15/17                              5,544             5,863
    Century Intermediate Holding 2
       9.750%, 02/15/19 (a)                          1,183             1,202
    Entercom Radio
       10.500%, 12/01/19                            11,341            11,977
    Office Depot
       9.750%, 03/15/19 (a)                         12,902            13,579
    Radio Systems
       8.375%, 11/01/19 (a)                          1,220             1,272
    Tenneco
       6.875%, 12/15/20                              7,445             7,706
    WMG Holdings
       13.750%, 10/01/19                             2,759             2,949
                                                                  ----------
                                                                     103,878
                                                                  ----------
  Energy -- 3.5%
    Sabine Pass LNG
       7.500%, 11/30/16                             19,605            19,990
       7.500%, 11/30/16 (a)                         10,120            10,318
                                                                  ----------
                                                                      30,308
                                                                  ----------
  Financials -- 5.2%
    Crescent Resources
       10.250%, 08/15/17 (a)                         8,324             8,355
    Homefed
       6.500%, 06/30/18 (a)                         29,960            30,035
    VEREIT Operating Partnership ++
       2.000%, 02/06/17                              6,200             6,246
                                                                  ----------
                                                                      44,636
                                                                  ----------
  Health Care -- 7.0%
    Prospect Medical Holdings
       8.375%, 05/01/19 (a)                         57,549            60,087
                                                                  ----------
  Industrials -- 20.1%
    Aerojet Rocketdyne Holdings
       7.125%, 03/15/21                             22,388            23,625
    BMC Stock Holdings
       9.000%, 09/15/18 (a)                         25,412            26,473
    Casella Waste Systems
       7.750%, 02/15/19                             25,976            26,528
    Global Brass & Copper
       9.500%, 06/01/19                             28,386            29,798
    Hertz
       7.500%, 10/15/18                             18,267            18,655
    Icahn Enterprises
       3.500%, 03/15/17                             29,505            29,706
    Spirit AeroSystems
       6.750%, 12/15/20                              2,955             3,055
    TRAC Intermodal
       11.000%, 08/15/19                             6,754             7,134


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
    USG
       6.300%, 11/15/16                             $ 7,540       $    7,700
                                                                  ----------
                                                                     172,674
                                                                  ----------
  Information Technology -- 6.8%
    CoreLogic
       7.250%, 06/01/21                             15,000            15,560
    Denali International
       5.625%, 10/15/20 (a)                         32,030            33,680
    Jabil Circuit
       7.750%, 07/15/16                              7,000             7,007
    NXP BV
       3.500%, 09/15/16 (a)                          1,877             1,880
                                                                  ----------
                                                                      58,127
                                                                  ----------
  Materials -- 5.6%
    AK Steel
       8.750%, 12/01/18                             11,530            12,069
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                         24,790            24,852
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                        12,737            10,826
                                                                  ----------
                                                                      47,747
                                                                  ----------
  Telecommunication Services -- 7.7%
    Level 3 Financing
       4.407%, 01/15/18 (b)                          7,226             7,262
    Sprint Communications
       6.000%, 12/01/16                             21,960            22,152
    Telesat Canada
       6.000%, 05/15/17 (a)                         36,143            36,121
                                                                  ----------
                                                                      65,535
                                                                  ----------
  Utilities -- 5.2%
    AmeriGas Finance
       6.750%, 05/20/20                             22,349            23,131
    AmeriGas Partners
       6.500%, 05/20/21                             17,874            18,500
    ContourGlobal Power Holdings
       7.125%, 06/01/19 (a)                          2,625             2,718
                                                                  ----------
                                                                      44,349
                                                                  ----------
Total Corporate Obligations
  (Cost $630,386) (000)                                              627,341
                                                                  ----------
Commercial Paper -- 5.8%
    EMC
       0.800%, 07/05/16 (c)                         17,000            16,999
    Kraft Heinz Foods
       1.021%, 07/06/16 (c)                          6,250             6,249
    Viacom
       1.151%, 08/05/16 (c)                         10,650            10,642
    Wyndham Worldwide
       1.051%, 07/06/16 (c)                          1,250             1,250
       0.951%, 07/07/16 (c)                         10,000             9,998
       0.950%, 07/08/16 (c)                          4,250             4,249
                                                                  ----------
Total Commercial Paper
  (Cost $49,385) (000)                                                49,387
                                                                  ----------

                RIVERPARK                   RiverPark Short Term High Yield Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                     (000)/Shares      Value (000)
--------------------------------------------------------------------------------
Convertible Bond -- 0.6%
    Prospect Capital
       5.500%, 08/15/16
  (Cost $5,001) (000)                              $ 5,000        $    5,006
                                                                  ----------
Preferred Stock -- 0.3%
    DuPont Fabros Technology++
       7.625%, 12/31/49
  (Cost $2,950) (000)                              115,914             2,939
                                                                  ----------
Bank Loan Obligations -- 17.9%
    Affinity Gaming
       5.250%, 11/09/17                              6,686             6,666
    Blue Coat Holdings
       4.500%, 06/20/22                             25,579            25,539
    Coeur Mining
       9.000%, 06/23/20                             14,778            15,443
    Energy Future Holdings
       4.250%, 12/19/16                             43,100            42,992
    Envision Healthcare
       5.250%, 05/25/18 (d)                          3,000             2,997
    Lee Enterprises
       7.250%, 03/31/19                              8,657             8,559
    Media General
       4.000%, 07/31/20                             17,054            17,033
    Revlon Consumer Products
       3.400%, 08/19/19 (d)                          7,393             7,398
       3.250%, 11/19/17 (d)                         12,240            12,231
    Vogue International
       5.250%, 02/14/20 (d)                         15,000            14,972
                                                                  ----------
Total Bank Loan Obligations
  (Cost $154,399) (000)                                              153,830
                                                                  ----------
Total Investments -- 97.8%
  (Cost $842,121) (000) +                                         $  838,503
                                                                  ==========

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities      Level 1       Level 2     Level 3     Total
--------------------------------------------------------------------------------
 Corporate Obligations        $      --    $ 627,341    $    --    $ 627,341
 Commercial Paper                    --       49,387         --       49,387
 Convertible Bond                    --        5,006         --        5,006
 Preferred Stock                  2,939           --         --        2,939
 Bank Loan Obligations               --      153,830         --      153,830
                             ----------   ----------   --------    ---------
Total Investments in
 Securities                   $  2,939    $  835,564    $    --    $ 838,503
                              ========    ==========    =======    =========

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $857,320 (000).
(a)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security - Rate disclosed is the rate in effect on June 30, 2016.
(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)  Unfunded bank loan.
++   Real Estate Investment Trust

+ At June 30, 2016, the tax basis cost of the Fund's investments was $842,121 (000) and the unrealized appreciation and depreciation were $1,162
     (000) and ($4,780) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" have been rounded to $0.



RPF-QH-001-1200

                RIVERPARK                  RiverPark Long/Short Opportunity Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                         Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 99.1%**
  Consumer Discretionary -- 23.6%
    Amazon.com*                                     3,464         $    2,479
    CarMax*                                       100,931              4,949
    Chipotle Mexican Grill, Cl A*                   5,536              2,230
    Dollar Tree* (a)                               14,253              1,343
    Dollarama***                                   28,702              2,004
    Imax*(b)                                       46,547              1,372
    Las Vegas Sands (a) (b)                        73,407              3,193
    Priceline Group* (a) (b)                        3,157              3,941
    Starbucks (b)                                  32,832              1,875
    Walt Disney (a) (b)                            12,859              1,258
                                                                  ----------
                                                                      24,644
                                                                  ----------
  Energy -- 5.8%
    EOG Resources                                  31,657              2,641
    Schlumberger (a) (b)                           24,337              1,924
    Southwestern Energy* (a) (b)                  121,305              1,526
                                                                  ----------
                                                                       6,091
                                                                  ----------
  Financials -- 37.2%
    Affiliated Managers Group*                     16,874              2,375
    American Tower REIT, Cl A (a) (b)              31,989              3,634
    BlackRock, Cl A                                 6,942              2,378
    CBRE Group, Cl A*                             148,697              3,938
    Charles Schwab (b)                            131,549              3,329
    CME Group, Cl A (a) (b)                        31,770              3,094
    Equinix (b)                                    10,981              4,258
    Intercontinental Exchange                       9,246              2,367
    Realogy Holdings*(b)                          169,130              4,908
    TD Ameritrade Holding (b)                     117,397              3,343
    The Blackstone Group LP (b) (c)               211,691              5,195
                                                                  ----------
                                                                      38,819
                                                                  ----------
  Health Care -- 8.2%
    Align Technology*                              17,316              1,395
    Illumina*                                       8,656              1,215
    Intuitive Surgical*(b)                          3,235              2,139
    Pacira Pharmaceuticals*                        32,624              1,101
    Perrigo                                        29,495              2,674
                                                                  ----------
                                                                       8,524
                                                                  ----------
  Information Technology -- 23.2%
    Adobe Systems*                                 17,361              1,663
    Alliance Data Systems* (a) (b)                 17,416              3,412
    Alphabet, Cl A* (a) (b)                         3,786              2,664
    Alphabet, Cl C* (a) (b)                         3,468              2,400
    Apple(a)                                       39,958              3,820
    eBay* (a)                                      17,860                418
    Facebook, Cl A*                                48,362              5,527
    Mastercard, Cl A (a) (b)                       10,172                896
    Trimble Navigation*(b)                         53,282              1,298
    Visa, Cl A (a) (b)                             28,740              2,131
                                                                  ----------
                                                                      24,229
                                                                  ----------

--------------------------------------------------------------------------------
Description                                       Shares         Value (000)
--------------------------------------------------------------------------------
  Materials -- 1.1%
    Monsanto (b)                                   11,155        $    1,154
                                                                  ----------
Total Common Stock
  (Cost $94,407) (000)                                               103,461
                                                                  ----------
Total Investments -- 99.1%
  (Cost $94,407) (000) +                                          $  103,461
                                                                  ==========
Schedule of Securities Sold Short
Common Stock -- (58.0)%
  Consumer Discretionary -- (22.5)%
    Best Buy                                      (54,366)        $   (1,663)
    Coach                                         (14,557)              (593)
    Crocs*                                        (44,180)              (498)
    Dick's Sporting Goods                         (27,918)            (1,258)
    Gannett                                       (46,446)              (641)
    Garmin                                        (38,094)            (1,616)
    Hibbett Sports*                               (24,717)              (860)
    Kohl's                                        (13,157)              (499)
    Lions Gate Entertainment                      (48,021)              (972)
    Live Nation Entertainment*                    (34,561)              (812)
    Lululemon Athletica*                          (22,388)            (1,654)
    Macy's                                        (43,745)            (1,470)
    Michael Kors Holdings*                        (16,929)              (838)
    Omnicom Group                                 (17,154)            (1,398)
    Publicis Groupe                               (18,249)            (1,226)
    Scripps Networks Interactive, Cl A            (26,226)            (1,633)
    Sony ADR                                      (52,671)            (1,546)
    Target                                         (7,762)              (542)
    TEGNA                                         (21,168)              (490)
    Thomson Reuters                               (17,521)              (708)
    Time Warner                                    (7,940)              (584)
    Twenty-First Century Fox, Cl A                (31,724)              (858)
    WPP                                           (52,733)            (1,090)
                                                                  ----------
                                                                     (23,449)
                                                                  ----------
  Consumer Staples -- (3.8)%
    Coca-Cola                                     (27,589)            (1,250)
    Kroger                                        (14,590)              (537)
    Spectrum Brands Holdings                       (7,616)              (909)
    Wal-Mart Stores                               (17,371)            (1,268)
                                                                  ----------
                                                                      (3,964)
                                                                  ----------
  Financials -- (5.5)%
    Green Dot, Cl A*                              (80,311)            (1,846)
    Iron Mountain REIT                            (53,808)            (2,143)
    Prologis                                      (21,640)            (1,061)
    SL Green Realty REIT                           (6,468)              (689)
                                                                 ----------
                                                                      (5,739)
                                                                  ----------
  Health Care -- (2.6)%
    Acadia Healthcare*                            (15,886)              (880)
    Cerner*                                       (21,823)            (1,279)

                RIVERPARK                  RiverPark Long/Short Opportunity Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                         Shares         Value (000)
--------------------------------------------------------------------------------
    HCA Holdings*                                  (7,800)        $     (601)
                                                                  ----------
                                                                      (2,760)
                                                                  ----------
  Industrials -- (3.5)%
    Generac Holdings*                             (13,108)              (458)
    Nielsen Holdings                              (30,976)            (1,610)
    Pitney Bowes                                  (32,360)              (576)
    TransDigm Group*                               (3,798)            (1,002)
                                                                  ----------
                                                                      (3,646)
                                                                  ----------
  Information Technology -- (15.1)%
    Akamai Technologies*                           (9,938)              (556)
    Alibaba Group Holding ADR*                    (10,276)              (817)
    Cimpress*                                     (19,669)            (1,819)
    CommScope Holding*                            (49,323)            (1,530)
    Corning                                       (61,933)            (1,269)
    Flextronics International*                   (107,224)            (1,265)
    Intel                                         (27,503)              (902)
    International Business Machines                (7,959)            (1,208)
    j2 Global                                     (16,808)            (1,062)
    NVIDIA                                        (33,070)            (1,555)
    Oracle                                        (30,083)            (1,231)
    SAP ADR                                       (12,974)              (973)
    Western Union                                 (80,593)            (1,546)
                                                                  ----------
                                                                     (15,733)
                                                                  ----------
  Telecommunication Services -- (5.0)%
    AT&T                                          (38,165)            (1,649)
    CenturyLink                                   (51,666)            (1,499)
    Cogent Communications Holdings                (18,976)              (760)
    Verizon Communications                        (24,364)            (1,361)
                                                                  ----------
                                                                      (5,269)
                                                                  ----------
Total Common Stock
  (Proceeds $56,766) (000)                                           (60,560)
                                                                  ----------
Total Securities Sold Short
  (Proceeds $56,766) (000) ++                                     $  (60,560)
                                                                  ==========

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund's investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities      Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
 Common Stock               $  103,461       $   --      $    --    $  103,461
                            ----------       ------      -------    ----------
Total Investments in
 Securities                 $  103,461       $   --      $    --    $  103,461
                            ==========       ======      =======    ==========

Securities Sold Short          Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
 Common Stock                $  (60,560)     $   --      $    --    $ (60,560)
                             ----------      ------      -------    ----------
Total Securities Sold Short  $  (60,560)     $   --      $    --    $ (60,560)
                             ==========      ======      =======    ==========

Other Financial Instruments    Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
Total Return Swaps^          $       --      $  --       $   --     $       --
                             ----------      ------      -------    ----------
Total Other Financial
  Instruments                $      --       $   --      $    --    $       --
                             =========       ======      =======    ==========

^ Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2016. The swaps are considered Level 2.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

                RIVERPARK                  RiverPark Long/Short Opportunity Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at June 30, 2016 was as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Net
                                                                                                                        Unrealized
                                                                                                           Notional    Appreciation
                   Reference Entity/                                   Fund       Termination               Amount    (Depreciation)
Counterparty       Obligation                    Fund Pays           Receives        Date       Contracts   (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
  International    Alliance Data Systems  Fed Funds 1-Day - 0.50%   Total Return    02/06/17       3,496    $   685      $     -
Goldman Sachs
  International    Alliance Data Systems  Fed Funds 1-Day - 0.45%   Total Return    09/13/16       2,156        423            -
Goldman Sachs
  International    Alphabet, Cl A         Fed Funds 1-Day - 0.45%   Total Return    09/09/16         379        267            -
Goldman Sachs
  International    Alphabet, Cl C         Fed Funds 1-Day - 0.45%   Total Return    09/09/16         808        559            -
Goldman Sachs
  International    American Tower         Fed Funds 1-Day - 0.45%   Total Return    10/13/16       9,923      1,127            -
Goldman Sachs
  International    Apple                  Fed Funds 1-Day - 0.45%   Total Return    08/04/16       4,501        430            -
Goldman Sachs
  International    Apple                  Fed Funds 1-Day - 0.50%   Total Return    02/06/17       3,735        357            -
Goldman Sachs
  International    CME Group              Fed Funds 1-Day - 0.45%   Total Return    10/13/16      14,172      1,380            -
Goldman Sachs
  International    Dollar Tree            Fed Funds 1-Day - 0.45%   Total Return    09/28/16      28,550      2,691            -
Goldman Sachs
  International    eBay                   Fed Funds 1-Day - 0.45%   Total Return    06/14/17      31,411        735            -
Goldman Sachs
  International    Las Vegas Sands        Fed Funds 1-Day - 0.45%   Total Return    09/06/16      17,647        767            -
Goldman Sachs
  International    Mastercard             Fed Funds 1-Day - 0.45%   Total Return    09/06/16      19,358      1,705            -
Goldman Sachs
  International    Mastercard             Fed Funds 1-Day - 0.50%   Total Return    09/06/16       7,349        647            -
Goldman Sachs
  International    Priceline Group        Fed Funds 1-Day - 0.45%   Total Return    06/06/17          66         82            -
Goldman Sachs
  International    Schlumberger           Fed Funds 1-Day - 0.45%   Total Return    09/06/16      19,343      1,529            -
Goldman Sachs
  International    Southwestern Energy    Fed Funds 1-Day - 0.45%   Total Return    06/14/17      71,196        896            -
Goldman Sachs
  International    Visa                   Fed Funds 1-Day - 0.45%   Total Return    06/06/17       8,734        648            -
Goldman Sachs
  International    Visa                   Fed Funds 1-Day - 0.50%   Total Return    02/13/17       6,888        511            -
Goldman Sachs
  International    Walt Disney            Fed Funds 1-Day - 0.45%   Total Return    08/04/16      22,528      2,204            -
                                                                                                                         =======
                                                                                                                         $     -
                                                                                                                         =======


For the period ended June 30, 2016, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $104,376 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
***  Traded in Canadian Dollar.
(a)  Underlying security for a total return swap.
(b) Some or all is pledged as collateral for securities sold short in the total amount of $35,480 (000).
(c) Security considered Master Limited Partnership. At June 30, 2016, these securities amounted to $5,195 (000) or 5.0% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2016, the tax basis cost of the Fund's investments was $94,407
     (000) and the unrealized appreciation and depreciation were $18,964 (000) and ($9,910) (000), respectively.

++ At June 30, 2016, the tax basis proceeds of the Fund's securities sold short was $56,766 (000) and the unrealized appreciation and depreciation were $2,800 (000) and ($6,594) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-- " are $0 or have been rounded to $0.

RPF-QH-001-1200

                RIVERPARK                        RiverPark Structural Alpha Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

                                               Face Amount
Description                                  (000)/Contracts      Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
U.S. Treasury Obligations -- 42.9%
    U.S. Treasury Bill (a)
       0.461%, 09/29/16                        $   1,800           $   1,799
       0.446%, 11/17/16 (b)                        1,800               1,798
       0.390%, 07/28/16 (b)                        1,800               1,800
       0.381%, 10/20/16 (b)                        1,800               1,799
       0.326%, 12/22/16 (b)                        1,800               1,797
                                                                  ----------
Total U.S. Treasury Obligations
  (Cost $8,989) (000)                                                  8,993
                                                                  ----------
Total Investments -- 42.9%
  (Cost $8,989) (000)+                                            $    8,993
                                                                  ==========
Schedule of Open Options Purchased
Purchased Options -- 7.9%*+++
   C2 S&P 500 Index, Call Option
      Expires 07/15/16, Strike Price $2,300            3          $       --
   C2 S&P 500 Index, Put Option
      Expires 07/15/16, Strike Price $1,850            3                  --
   CBOE S&P 500 Index, Call Option
      Expires 10/31/16, Strike Price $2,100            6                  38
      Expires 07/08/16, Strike Price $2,350            3                  --
      Expires 07/20/16, Strike Price $2,300            3                  --
      Expires 07/27/16, Strike Price $2,200            2                  --
      Expires 09/30/16, Strike Price $2,000           14                 172
      Expires 09/30/16, Strike Price $2,075            6                  41
      Expires 07/22/16, Strike Price $2,250            2                  --
      Expires 11/30/16, Strike Price $2,100            6                  43
      Expires 06/30/17, Strike Price $2,100           16                 197
      Expires 07/01/16, Strike Price $2,325            2                  --
      Expires 12/30/16, Strike Price $2,000           20                 294
      Expires 03/31/17, Strike Price $2,050           14                 186
      Expires 08/31/16, Strike Price $1,975            6                  80
      Expires 07/13/16, Strike Price $2,300            3                  --
      Expires 07/29/16, Strike Price $1,950            6                  89
      Expires 07/29/16, Strike Price $2,350            3                  --
   CBOE S&P 500 Index, Put Option
      Expires 07/13/16, Strike Price $1,850            3                  --
      Expires 07/20/16, Strike Price $1,875            3                   1
      Expires 07/27/16, Strike Price $1,825            2                  --
      Expires 07/29/16, Strike Price $1,850            3                   1
      Expires 07/08/16, Strike Price $1,900            3                  --
      Expires 07/22/16, Strike Price $1,825            2                  --
      Expires 07/01/16, Strike Price $1,875            2                  --
   S&P 500 Index, Call Option
      Expires 06/16/17, Strike Price $2,075           14                 188
      Expires 03/17/17, Strike Price $2,050           14                 182
      Expires 01/20/17, Strike Price $1,875            6                 149
                                                                  ----------
Total Purchased Options
(Cost $1,466) (000) ++                                            $    1,661
                                                                  ==========

--------------------------------------------------------------------------------
Description                                      Contracts        Value (000)
--------------------------------------------------------------------------------
Schedule of Open Options Written
Written Options -- (5.0)% *+++
   C2 S&P 500 Index, Call Option
      Expires 07/15/16, Strike Price $2,140           (6)          $      (2)
   C2 S&P 500 Index, Put Option
      Expires 07/15/16, Strike Price $2,020           (6)                 (3)
   CBOE S&P 500 Index, Call Option
      Expires 07/08/16, Strike Price $2,175           (6)                 --
      Expires 07/22/16, Strike Price $2,100           (4)                 (9)
      Expires 07/27/16, Strike Price $2,090           (4)                (13)
      Expires 10/31/16, Strike Price $2,175           (9)                (23)
      Expires 09/30/16, Strike Price $2,150           (9)                (24)
      Expires 09/30/16, Strike Price $2,175          (14)                (24)
      Expires 11/30/16, Strike Price $2,175           (9)                (30)
      Expires 07/06/16, Strike Price $2,175           (3)                 --
      Expires 07/20/16, Strike Price $2,150           (6)                 (1)
      Expires 12/30/16, Strike Price $2,150          (20)               (106)
      Expires 07/29/16, Strike Price $2,050           (9)                (55)
      Expires 03/31/17, Strike Price $2,200          (14)                (74)
      Expires 07/01/16, Strike Price $2,160           (4)                 --
      Expires 07/13/16, Strike Price $2,125           (6)                 (3)
      Expires 06/30/17, Strike Price $2,250          (16)                (83)
      Expires 07/29/16, Strike Price $2,150           (6)                 (4)
      Expires 08/31/16, Strike Price $2,050           (9)                (66)
   CBOE S&P 500 Index, Put Option
      Expires 06/30/17, Strike Price $1,925           (8)                (79)
      Expires 07/13/16, Strike Price $2,000           (6)                 (2)
      Expires 07/20/16, Strike Price $2,025           (6)                 (5)
      Expires 09/30/16, Strike Price $1,825           (7)                (10)
      Expires 07/27/16, Strike Price $1,960           (4)                 (2)
      Expires 07/29/16, Strike Price $2,025           (6)                 (7)
      Expires 07/22/16, Strike Price $1,975           (4)                 (2)
      Expires 07/08/16, Strike Price $2,050           (6)                 (3)
      Expires 07/06/16, Strike Price $2,050           (3)                 (1)
      Expires 12/30/16, Strike Price $1,850          (10)                (38)
      Expires 03/31/17, Strike Price $1,900           (7)                (49)
   S&P 500 Index, Call Option
      Expires 06/16/17, Strike Price $2,225          (14)                (82)
      Expires 03/17/17, Strike Price $2,200          (14)                (69)
      Expires 01/20/17, Strike Price $2,050           (6)                (70)
   S&P 500 Index, Put Option
      Expires 03/17/17, Strike Price $1,925           (7)                (50)
      Expires 01/20/17, Strike Price $1,725           (3)                 (8)
      Expires 06/16/17, Strike Price $1,900           (7)                (62)
                                                                  ----------
Total Written Options
(Premiums Received $1,302) (000) ++                               $   (1,059)
                                                                  ==========

+++ For the period ended June 30, 2016, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

                RIVERPARK                        RiverPark Structural Alpha Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund's investments and other financial instruments carried at value
(000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities      Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
 U.S. Treasury Obligations    $   8,993      $    --     $    --     $   8,993
                              ---------      -------     -------     ---------
Total Investments in
 Securities                   $   8,993      $    --     $    --     $   8,993
                              =========      =======     =======     =========

Other Financial Instruments    Level 1       Level 2     Level 3        Total
--------------------------------------------------------------------------------
Purchased Options             $   1,661      $    --     $    --     $   1,661
Written Options                  (1,059)          --          --        (1,059)
Futures^
     Unrealized Depreciation        (51)          --          --           (51)
                              ---------      -------     -------     ----------
Total Other Financial
  Instruments                 $     551      $    --     $    --     $     551
                              =========      =======     =======     =========

^ Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The open futures contracts held by the Fund at June 30, 2016 are as follows:

------------------------------------------------------------------------------------------
                                                   NUMBER OF                   UNREALIZED
                                 TYPE OF           CONTRACTS    EXPIRATION    DEPRECIATION
COUNTERPARTY                     CONTRACT            SHORT         DATE      ($ THOUSANDS)
------------------------------------------------------------------------------------------
Interactive Brokers LLC    S&P 500 Index EMINI        (50)      Sep-2016       $    (51)
                                                                               =========

For the period ended June 30, 2016, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $20,941 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b) Pledged as collateral for open futures contracts in the total amount of $7,194.

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

++ At June 30, 2016, the tax basis cost and premiums received of the Fund's options were $164 (000) and the unrealized appreciation and depreciation were $567 (000) and ($129) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.


RPF-QH-001-1200

                RIVERPARK                        RiverPark Strategic Income Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 78.4%
  Consumer Discretionary -- 17.6%
    Accuride
       9.500%, 08/01/18                           $ 10,506        $    9,783
    American Media
       11.500%, 12/15/17                             6,529             6,643
    Century Intermediate Holding 2
       9.750%, 02/15/19 (a)                            817               830
    Chester Downs & Marina
       9.250%, 02/01/20 (a)                          8,293             7,360
    Coach
       4.250%, 04/01/25                              5,805             5,938
    Entercom Radio
       10.500%, 12/01/19                             7,273             7,681
    HT Intermediate Holdings
       12.000%, 05/15/19 (a)                         8,738             8,279
    International Automotive
      Components Group
       9.125%, 06/01/18 (a)                          4,750             4,774
    LBI Media
       10.000%, 04/15/19 (a)                         7,383             7,291
    MHGE Parent
       8.500%, 08/01/19 (a)                          9,536             9,679
    NPC International
       10.500%, 01/15/20                             9,933            10,504
    Office Depot
       9.750%, 03/15/19 (a)                          9,025             9,499
    Postmedia Network
       8.250%, 08/16/17 (a)                          1,195               825
    Scripps Networks Interactive
       2.700%, 12/15/16                              9,919             9,995
    Spanish Broadcasting System
       12.500%, 04/15/17 (a)                         1,501             1,478
    Wyndham Worldwide
       2.950%, 03/01/17                              6,287             6,341
                                                                  ----------
                                                                     106,900
                                                                  ----------
  Consumer Staples -- 6.1%
    BI-LO
       9.250%, 02/15/19 (a)                          7,894             6,907
    Carolina Beverage Group
       10.625%, 08/01/18 (a)                         7,127             6,824
    DS Services of America
       10.000%, 09/01/21 (a)                           535               603
    FAGE Dairy Industry
       9.875%, 02/01/20 (a)                          6,080             6,342
    Fresh Market
       9.750%, 05/01/23 (a)                          2,760             2,594
    Simmons Foods
       7.875%, 10/01/21 (a)                          6,069             5,538
    Southern States Cooperative
       10.000%, 08/15/21 (a)                        10,677             8,115
                                                                  ----------
                                                                      36,923
                                                                  ----------


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
  Energy -- 0.8%
    Express Pipeline
       7.390%, 12/31/17 (a)                      $   446          $      461
    Sanjel
       7.500%, 06/19/19 (a) (b)                    2,700                  27
    Westmoreland Coal
       8.750%, 01/01/22 (a)                        5,580               4,199
                                                                  ----------
                                                                       4,687
                                                                  ----------
  Financials -- 9.7%
    Consolidated-Tomoka Land
       4.500%, 03/15/20                            4,328               4,096
    Crescent Resources
       10.250%, 08/15/17 (a)                       3,770               3,784
    Homefed
       6.500%, 06/30/18 (a)                       23,302              23,360
    Hunt Cos
       9.625%, 03/01/21 (a)                       18,505              18,690
    Lender Processing Services
       5.750%, 04/15/23                            7,191               7,568
    Toll Road Investors Partnership
       4.245%, 02/15/45 (a) (c)                    5,537               1,426
                                                                  ----------
                                                                      58,924
                                                                  ----------
  Health Care -- 2.7%
    Hanger
       10.625%, 11/15/18                           1,875               1,847
    Prospect Medical Holdings
       8.375%, 05/01/19 (a)                       14,248              14,876
                                                                  ----------
                                                                      16,723
                                                                  ----------
  Industrials -- 14.6%
    America West Airlines Pass-Through
      Trust, Ser 2000-1
       8.057%, 07/02/20                              550                 617
    BMC Stock Holdings
       9.000%, 09/15/18 (a)                        3,298               3,436
    Casella Waste Systems
       7.750%, 02/15/19                           17,552              17,925
    Cleaver-Brooks
       8.750%, 12/15/19 (a)                        8,181               8,160
    Continental Airlines Pass-Through
      Trust, Ser 2000-2, Cl A1
       7.707%, 04/02/21                            2,866               3,129
    Continental Airlines Pass-Through
      Trust, Ser 1999-2, Cl C2
       6.236%, 03/15/20                              505                 535
    Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
       5.983%, 04/19/22                            1,197               1,342
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                       3,964               3,786
    HC2 Holdings
       11.000%, 12/01/19 (a)                      17,017              15,486
    International Wire Group Holdings
       8.500%, 10/15/17 (a)                        5,051               5,019
    Jac Holding
       11.500%, 10/01/19 (a)                       4,715               4,974

                RIVERPARK                        RiverPark Strategic Income Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
    Quad
       7.000%, 05/01/22                          $  9,240           $  8,201
    Spirit AeroSystems
       6.750%, 12/15/20                             7,500              7,753
    Techniplas
       10.000%, 05/01/20 (a)                        7,756              5,778
    Waste Italia
       10.500%, 11/15/19 (a) (b)                    7,846              2,656
                                                                  ----------
                                                                      88,797
                                                                  ----------
  Information Technology -- 9.0%
    Activision Blizzard
       5.625%, 09/15/21 (a)                        9,500               9,963
    Avid Technology
       2.000%, 06/15/20                            2,809               1,919
    Denali International
       5.625%, 10/15/20 (a)                       22,536              23,697
    Fidelity National Information
      Services
       5.000%, 03/15/22                            3,925               4,090
    Leidos
       7.125%, 07/01/32                            5,833               5,819
    Western Digital
       10.500%, 04/01/24 (a)                       8,286               8,887
                                                                  ----------
                                                                      54,375
                                                                  ----------
  Materials -- 10.7%
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                       10,460              10,486
    Hardwoods Acquisition
       7.500%, 08/01/21 (a)                        3,422               2,618
    Hexion
       10.000%, 04/15/20                           5,701               5,345
       6.625%, 04/15/20                            7,890               6,638
    IAMGOLD
       6.750%, 10/01/20 (a)                        4,739               4,265
    INVISTA Finance
       4.250%, 10/15/19 (a)                        1,970               1,930
    Kissner Milling
       7.250%, 06/01/19 (a)                        3,550               3,568
    Kraton Polymers
       10.500%, 04/15/23 (a)                       1,700               1,819
    Lansing Trade Group
       9.250%, 02/15/19 (a)                       17,219              16,875
    NWH Escrow
       7.500%, 08/01/21 (a)                        7,482               5,574
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                       6,937               5,896
                                                                  ----------
                                                                      65,014
                                                                  ----------

  Telecommunication Services -- 7.2%
    Qwest
       6.750%, 12/01/21                           5,000                 5,422
    SBA Tower Trust
       3.598%, 04/15/18 (a)                       8,845                 8,912
    Sprint Communications
       6.000%, 12/01/16                          15,160                15,293


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)         Value (000)
--------------------------------------------------------------------------------
    Telesat Canada
       6.000%, 05/15/17 (a)                       $ 13,924         $   13,915
                                                                   ----------
                                                                       43,542
                                                                   ----------
Total Corporate Obligations
  (Cost $497,678) (000)                                               475,885
                                                                   ----------
Asset-Backed Security -- 2.9%
  Other Asset-Backed Security -- 2.9%
    Master Asset Vehicle II, Ser 2009-
      2U, Cl A1
  (Cost $16,344) (000)                              17,829             17,472
                                                                   ----------
Commercial Paper -- 1.2%
    Viacom
       1.151%, 08/05/16 (c)
  (Cost $7,343) (000)                                7,350              7,345
                                                                   ----------
Convertible Bond -- 0.9%
    Prospect Capital
       5.750%, 03/15/18
  (Cost $5,081) (000)                                5,000              5,100
                                                                   ----------
Mortgage-Backed Security -- 0.2%
  Non-Agency Mortgage-Backed Obligation -- 0.2%
    Structured Asset Mortgage
      Investments II Trust, Ser 2006-
      AR3, Cl 12A3
       0.716%, 05/25/36 (d)
  (Cost $1,649) (000)                                3,841              1,389
                                                                   ----------
Bank Loan Obligations -- 7.8%
    Coeur Mining
       9.000%, 06/23/20                              9,935             10,382
    Eastman Kodak
       7.250%, 09/03/19                              8,946              8,655
    Hampton Rubber
       5.000%, 03/27/21                              4,522              3,437
    Lee Enterprises
       12.000%, 12/15/22                             5,799              6,089
       7.250%, 03/31/19                              1,903              1,882
    Maueser-Werke
       8.750%, 07/31/22                              6,500              5,988
    Media General
       4.000%, 07/31/20                              5,156              5,150
    Newpage
       11.000%, 07/28/17                             4,907              4,883
       9.500%, 02/11/21                              6,673                900
                                                                   ----------
Total Bank Loan Obligations
  (Cost $51,127) (000)                                                 47,366
                                                                   ----------
Total Investments -- 91.4%
  (Cost $579,222) (000)+                                           $  554,557
                                                                   ==========

                RIVERPARK                        RiverPark Strategic Income Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Face Amount
Description                                 (000)/Contracts       Value (000)
--------------------------------------------------------------------------------
Schedule of Securities Sold Short
Corporate Obligations -- (2.1)%
  Consumer Discretionary -- (0.3)%
    Bed Bath & Beyond
       3.749%, 08/01/24                      $   (2,000)           $   (2,042)
                                                                   ----------
  Financials -- (0.7)%
    Allstate
       3.150%, 06/15/23                          (1,000)               (1,065)
    Barclays
       5.200%, 05/12/26                          (1,000)               (1,025)
    CIT Group
       5.000%, 08/15/22                          (2,000)               (2,040)
    Jefferies Group
       5.125%, 01/20/23                            (100)                 (105)
                                                                   ----------
                                                                       (4,235)
                                                                   ----------
  Industrials -- (0.7)%
    Aircastle
       5.125%, 03/15/21                          (2,000)               (2,087)
    United Rentals North America
       4.625%, 07/15/23                          (2,000)               (2,025)
                                                                   ----------
                                                                       (4,112)
                                                                   ----------
  Materials -- (0.4)%
    Owens-Brockway Glass Container
       5.875%, 08/15/23 (a)                      (2,000)               (2,105)
                                                                   ----------
Total Corporate Obligations
  (Proceeds $11,962) (000)                                            (12,494)
                                                                   ----------
Total Securities Sold Short
  (Proceeds $11,962) (000) ++                                      $  (12,494)
                                                                   ==========
Schedule of Open Options Purchased
Purchased Option -- 0.0%*++++
   Barclays Call Option
      Expires 01/20/17, Strike Price $6
(Cost $93) (000) +++                               500             $       98
                                                                   ==========

 ++++ For the period ended June 30, 2016, the total amount of all open purchased options are representative of the volume of activity for these types of derivatives during the period.


A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

                                                                            UNREALIZED
                           SETTLEMENT     CURRENCY TO     CURRENCY TO       APPRECIATION
COUNTERPARTY                  DATE       DELIVER (000)   RECEIVE (000)   (DEPRECIATION) (000)
---------------------------------------------------------------------------------------------
Brown Brothers Harriman     7/6/16       CAD    1,777     USD   1,355         $   (20)
Brown Brothers Harriman     7/6/16       EUR    2,424     USD   2,759              69
Brown Brothers Harriman     7/6/16       USD      569     CAD     724              (9)
                                                                              -------
                                                                              $    40
                                                                              =======

For the period ended June 30, 2016, the total amount of open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund's investments, securities sold Short and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities      Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
 Corporate Obligations        $      --    $ 475,885     $    --     $ 475,885
 Asset-Backed Security               --       17,472          --        17,472
 Commercial Paper                    --        7,345          --         7,345
 Convertible Bond                    --        5,100          --         5,100
 Mortgage-Backed Security            --        1,389          --         1,389
 Bank Loan Obligations               --       47,366          --        47,366
                              ---------     --------     -------     ---------
Total Investments in
 Securities                   $      --    $ 554,557     $    --     $ 554,557
                              =========     ========     =======     =========

Securities Sold Short          Level 1       Level 2     Level 3       Total
--------------------------------------------------------------------------------
 Corporate Obligations        $      --     $(12,494)    $    --     $ (12,494)
                              ---------     --------     -------     ---------
Total Securities Sold Short   $      --     $(12,494)    $    --     $ (12,494)
                              =========     ========     =======     =========

Other Financial Instruments     Level 1     Level 2      Level 3       Total
--------------------------------------------------------------------------------
Purchased Options             $     98      $     --     $    --     $      98
Forwards**
     Unrealized Appreciation        69            --          --            69
     Unrealized Depreciation       (29)           --          --           (29)
                              ---------     --------     -------     ---------
Total Other Financial
  Instruments                 $     138     $     --     $    --     $     138
                              =========     ========     =======     =========

** Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

                RIVERPARK                        RiverPark Strategic Income Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

     Percentages are based on Net Assets of $606,789 (000).
*    Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)  Security in default on interest payments.
(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d) Variable rate security - Rate disclosed is the rate in effect on June 30, 2016.

CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
Ser -- Series
USD -- United States Dollar

+ At June 30, 2016, the tax basis cost of the Fund's investments was $579,222 (000) and the unrealized appreciation and depreciation were $4,669
     (000) and ($29,334) (000), respectively.

++ At June 30, 2016, the tax basis proceeds of the Fund's securities sold short was $11,962 (000) and the unrealized appreciation and depreciation were $0 (000) and ($532) (000), respectively.

+++ At June 30, 2016, the tax basis cost of the Fund's options was $93 (000) and the unrealized appreciation and depreciation were $5 (000) and ($0), respectively.

RPF-QH-001-1200

                RIVERPARK                           RiverPark Focused Value Fund
[LOGO OMITTED]  FUNDS                                  June 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                         Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 90.3%**
  Consumer Discretionary -- 15.7%
    Las Vegas Sands                                 69,300         $    3,014
    Liberty Global, Cl A*                           67,000              1,947
    Liberty Global LiLAC, Cl A*                      9,227                298
    Liberty Interactive QVC Group, Cl A*            51,100              1,296
                                                                   ----------
                                                                        6,555
                                                                   ----------
  Energy -- 16.6%
    Magellan Midstream Partners LP (a)              23,300              1,771
    Marathon Petroleum                              84,400              3,204
    National Oilwell Varco                          23,000                774
    Sunoco Logistics Partners LP (a)                42,335              1,217
                                                                   ----------
                                                                        6,966
                                                                   ----------
  Financials -- 12.3%
    American Tower REIT, Cl A                       15,500              1,761
    Realogy Holdings*                               53,200              1,544
    The Blackstone Group LP (a)                     74,600              1,830
                                                                   ----------
                                                                        5,135
                                                                   ----------
  Health Care -- 5.9%
    Express Scripts Holding*                        28,200              2,138
    Valeant Pharmaceuticals International*          15,695                316
                                                                   ----------
                                                                        2,454
                                                                   ----------
  Industrials -- 5.4%
    Macquarie Infrastructure                        30,600              2,266
                                                                   ----------
  Information Technology -- 12.4%
    Broadcom                                        18,300              2,844
    Western Digital                                 49,500              2,339
                                                                   ----------
                                                                        5,183
                                                                   ----------
  Materials -- 12.8%
    CF Industries Holdings                          78,500              1,892
    LyondellBasell Industries, Cl A                 26,200              1,950
    Praxair                                         13,700              1,539
                                                                   ----------
                                                                        5,381
                                                                   ----------
  Utilities -- 9.2%
    Calpine*                                       260,200              3,838
                                                                   ----------
Total Common Stock
  (Cost $46,993) (000)                                                 37,778
                                                                   ----------
Total Investments -- 90.3%
  (Cost $46,993) (000) +                                           $   37,778
                                                                   ==========


As of June 30, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $41,854 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At June 30, 2016, these securities amounted to $4,818 (000) or 11.5% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+    At June 30, 2016, the tax basis cost of the Fund's investments was $46,993
     (000) and the unrealized appreciation and depreciation were $1,294 (000) and ($10,509) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






RPF-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               RiverPark Funds Trust

                                           /s/ Morty Schaja
By (Signature and Title)*                  ----------------------------------
                                           Morty Schaja
                                           President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Morty Schaja
By (Signature and Title)*                 ------------------------------------
                                          Morty Schaja
                                          President
Date: August 26, 2016

                                          /s/ Stephen P. Connors
By (Signature and Title)*                 ------------------------------------
                                          Stephen P. Connors
                                          Chief Financial Officer and Treasurer

Date August 26, 2016


* Print the name and title of each signing officer under his or her signature.